SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
New Accounting Pronouncements, Policy [Policy Text Block]
The significant accounting policies applied in the annual financial statements of the Company as disclosed in the Company's Annual Report on Form 10-K for the period ended December 31, 2013 are applied consistently in these financial statements except:

In June 2014 the FASB issued Update No. 2014-10 Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The amendments in this Update remove the definition of a development stage entity from the Master Glossary of the Accounting Standards Codification, thereby removing the financial reporting distinction between development stage entities and other reporting entities from U.S. GAAP. In addition, the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information in the statements of comprehensive loss, cash flows, and shareholder deficit, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. The amendments are effective prospectively for reporting periods beginning after December 15, 2014 early adoption is permitted. The Company chose to early adopt the update for June 30, 2014 consolidated financial statement.

Use of Estimates, Policy [Policy Text Block]
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Reported Currency In Financial Statements [Policy Text Block]
b.	Financial statements in U.S. dollars:

The accompanying financial statements have been prepared in U.S. dollars.

Ltd.'s financing activities are incurred in U.S. dollars. Although a portion of the Company's expenses are denominated in Israeli New Shekels ("NIS") (mostly salaries and rent), a substantial portion of their expenses are denominated in U.S. dollars. The Company's management believes that the currency of the primary economic environment in which the operations of the Ltd. are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of the Company and Ltd.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statement of comprehensive loss as financial income or expenses, as appropriate.

Consolidation, Policy [Policy Text Block]
c.	Principles of consolidation:
  The consolidated financial statements include the accounts of the Company and Ltd.. All intercompany balances and transactions have been eliminated upon consolidation.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
d.	Cash and cash equivalents:

The Company considers all highly liquid investments, which are readily convertible to cash with a maturity of three months or less at the date of acquisition, to be cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
e.	Restricted cash:
  Restricted cash is an interest bearing saving account which is used as a security for the Company's credit card.

Investment, Policy [Policy Text Block]
f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and up to one year. The short-term bank deposits are denominated in NIS and bear interest at an average rate of 1.09% and 1.82% as of December 31, 2013 and 2012, respectively. The short-term bank deposits are presented at their cost, including accrued interest.

Lease, Policy [Policy Text Block]
g.	Long-term lease deposits:
  Long-term leases deposit includes long-term deposits for offices rent and car lease.

Property, Plant and Equipment, Policy [Policy Text Block]
h.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, and peripheral equipment	15-33
Office furniture and equipment	6
Production equipment	20-100
Leasehold improvements	Over the shorter of the lease term or useful economic life

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
i.	Impairment of long-lived assets:

Property and equipment are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the year ended December 31, 2013 and 2012, no impairment losses have been recorded.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
j.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits and other accounts receivable and prepaid expenses.

The majority of cash and cash equivalents of the Company and Ltd. are invested in deposits and current accounts with major U.S. and Israeli banks. Such cash and cash equivalents may be in excess of insured limits and are not insured in other jurisdictions. Generally, cash and cash equivalents may be redeemed and therefore a minimal credit risk exists with respect to these deposits and investments.

Income Tax, Policy [Policy Text Block]
k.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2013 and 2012, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2013 and 2012, no liability for unrecognized tax benefits was recorded as a result of the implementation of ASC 740.

Research and Development Expense, Policy [Policy Text Block]
l.	Research and development costs:
  Research and development costs are charged to the statement of comprehensive loss, as incurred.

Advertising Costs, Policy [Policy Text Block]
m.	Advertising expenses:

Advertising expenses are charged to the statement of comprehensive loss, as incurred. For the year ended December 31, 2013 and 2012 the advertising expenses amounted of $175,231 and $158,039, respectively.

Warrants [Policy Text Block]
n.	Warrants:

The Company accounts for certain warrants held by investors and the Company’s previous placement agent and its permitted designees which include priced-based anti-dilution protection as a liability according to the provisions of ASC 815-40, "Derivatives and Hedging - Contracts in Entity's Own Equity", ("ASC 815") which provides new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer's own stock and thus able to qualify to be a derivative financial instrument. The Company measures the warrants at fair value by using Binomial option-pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense.

Fair Value of Financial Instruments, Policy [Policy Text Block]
o.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent from the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits, other accounts receivable and prepaid expenses, trade payables and other accounts payable and accrued expenses approximate their fair value due to the short-term maturity of such instruments. Warrants are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

Earnings Per Share, Policy [Policy Text Block]
p.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of shares of Common Stock outstanding during each year. Diluted net loss per share is computed based on the weighted average number of shares of Common Stock outstanding during each year, plus dilutive potential Common Stock considered outstanding during the year, in accordance with ASC topic 260, "Earnings Per Share".

The total weighted average number of shares related to the outstanding warrants and options excluded from the calculations of diluted net loss per share due to their anti-dilutive effect was 2,171,714 and 911,309 for the year ended December 31, 2013 and 2012, respectively.

Severance Pay [Policy Text Block]
q.	Severance pay:

Since inception date, all of the Ltd.'s employees who are entitled to receive severance pay in accordance with the applicable law in Israel are included under section 14 of the Israeli Severance Compensation Law ("Section 14"). Under this section, they are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf with insurance companies. Payments in accordance with Section 14 release Ltd. from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company's balance sheet

Commitments and Contingencies, Policy [Policy Text Block]
r.	Legal and other contingencies:

The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. The Company is currently not involved in any claims and legal proceedings.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
s.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718") which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected option term represents the period that the Company's stock options are expected to be outstanding and is determined based on the simplified method until sufficient historical exercise data will support using expected life assumptions. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.
The Company applies ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees.

Until the Company received a ticker symbol for its Common Stock and caused the Common Stock to be eligible for trading on April 9, 2013 (see also Note 1b), The fair value of the shares of Common Stock underlying the options and warrants granted as of such date, had been determined by the Company's management with assistance of an independent valuation firm by applying of market approach using recent third-party transactions in the equity of the Company.